AB Active ETFs, Inc.

AB Core Plus Bond ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 45.1%
Industrial – 29.8%
Basic – 0.4%
Air Products and Chemicals, Inc. 4.60%, 02/08/2029	$73	$72,076
4.75%, 02/08/2031	16	15,810
Georgia-Pacific LLC 0.95%, 05/15/2026(a)	64	58,525

		146,411

Capital Goods – 1.8%
Boeing Co. (The) 2.196%, 02/04/2026	47	44,132
2.75%, 02/01/2026	73	69,311
5.805%, 05/01/2050	66	63,430
5.93%, 05/01/2060	65	62,118
Caterpillar Financial Services Corp. 0.90%, 03/02/2026	63	58,153
4.85%, 02/27/2029	16	16,014
5.05%, 02/27/2026	16	16,007
Caterpillar, Inc. 3.25%, 09/19/2049	103	75,808
3.803%, 08/15/2042	53	44,225
General Dynamics Corp. 4.25%, 04/01/2050	87	74,886
Lockheed Martin Corp. 4.50%, 02/15/2029	15	14,738
4.80%, 08/15/2034	15	14,681
Regal Rexnord Corp. 6.05%, 04/15/2028(a)	57	57,329

		610,832

Communications - Media – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.95%, 06/30/2062	92	54,089
5.75%, 04/01/2048	11	9,141
6.484%, 10/23/2045	51	46,577
Cox Communications, Inc. 5.80%, 12/15/2053(a)	13	12,671
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	62	58,562
Meta Platforms, Inc. 4.65%, 08/15/2062	62	54,685
5.75%, 05/15/2063	62	64,911
Paramount Global 6.875%, 04/30/2036	10	9,175
Time Warner Cable LLC 6.55%, 05/01/2037	59	55,387
6.75%, 06/15/2039	17	16,013
Time Warner Cable, Inc. 7.30%, 07/01/2038	44	43,841

		425,052

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 2.1%
AT&T, Inc. 1.70%, 03/25/2026	$80	$74,381
Crown Castle, Inc. 4.45%, 02/15/2026	28	27,475
T-Mobile USA, Inc. 1.50%, 02/15/2026	76	70,662
2.05%, 02/15/2028	44	39,196
2.25%, 02/15/2026	61	57,468
2.625%, 04/15/2026	81	76,739
4.85%, 01/15/2029	12	11,850
5.15%, 04/15/2034	6	5,901
5.50%, 01/15/2055	12	11,712
Verizon Communications, Inc. 0.85%, 11/20/2025	80	74,243
1.45%, 03/20/2026	81	75,107
3.00%, 03/22/2027	82	77,153
4.125%, 03/16/2027	79	76,831
5.50%, 02/23/2054	15	14,821

		693,539

Consumer Cyclical - Automotive – 1.3%
Cummins, Inc. 4.90%, 02/20/2029	15	14,925
5.45%, 02/20/2054	15	15,079
General Motors Co. 6.125%, 10/01/2025	57	57,471
General Motors Financial Co., Inc. 5.40%, 05/08/2027	15	15,017
5.75%, 02/08/2031	15	14,957
Hyundai Capital America 1.30%, 01/08/2026(a)	72	66,751
1.50%, 06/15/2026(a)	73	66,828
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(a)	65	58,527
2.00%, 03/09/2026(a)	63	58,057
Toyota Motor Corp. 1.339%, 03/25/2026	84	77,985

		445,597

Consumer Cyclical - Other – 0.5%
Marriott International, Inc./MD 4.875%, 05/15/2029	15	14,799
5.30%, 05/15/2034	15	14,764
Series R 3.125%, 06/15/2026	78	74,452
NVR, Inc. 3.00%, 05/15/2030	63	55,524

		159,539

Consumer Cyclical - Restaurants – 0.8%
McDonald’s Corp. 3.30%, 07/01/2025	58	56,624
4.20%, 04/01/2050	92	75,796
Starbucks Corp. 3.80%, 08/15/2025	58	56,799

	Principal Amount (000)	U.S. $ Value

4.85%, 02/08/2027	$74	$73,610
4.90%, 02/15/2031	15	14,820

		277,649

Consumer Cyclical - Retailers – 1.9%
Costco Wholesale Corp. 1.375%, 06/20/2027	64	57,522
1.60%, 04/20/2030	94	78,278
1.75%, 04/20/2032	39	31,182
Home Depot, Inc. (The) 3.90%, 06/15/2047	59	47,525
4.50%, 12/06/2048	87	76,767
Lowe’s Cos., Inc. 4.45%, 04/01/2062	69	55,163
O’Reilly Automotive, Inc. 3.60%, 09/01/2027	77	73,353
Tapestry, Inc. 7.00%, 11/27/2026	17	17,459
7.35%, 11/27/2028	10	10,464
7.70%, 11/27/2030	56	59,490
7.85%, 11/27/2033	54	58,426
VF Corp. 2.95%, 04/23/2030	80	65,991

		631,620

Consumer Non-Cyclical – 8.3%
AbbVie, Inc. 2.95%, 11/21/2026	81	76,811
4.80%, 03/15/2027	79	78,777
4.80%, 03/15/2029	76	75,656
4.95%, 03/15/2031	16	15,999
5.05%, 03/15/2034	16	16,076
5.35%, 03/15/2044	16	16,133
5.40%, 03/15/2054	16	16,246
Altria Group, Inc. 4.00%, 02/04/2061	75	53,567
Amgen, Inc. 2.20%, 02/21/2027	5	4,607
4.40%, 02/22/2062	84	67,492
5.75%, 03/02/2063	56	56,023
Anheuser-Busch InBev Worldwide, Inc. 4.75%, 04/15/2058	3	2,699
Archer-Daniels-Midland Co. 2.50%, 08/11/2026	82	77,207
2.70%, 09/15/2051	26	16,470
3.25%, 03/27/2030	76	68,758
Astrazeneca Finance LLC 4.80%, 02/26/2027	77	76,802
4.85%, 02/26/2029	17	16,993
4.90%, 02/26/2031	17	16,961
BAT Capital Corp. 3.215%, 09/06/2026	61	57,790
4.54%, 08/15/2047	71	52,919
4.758%, 09/06/2049	72	55,532
6.00%, 02/20/2034	7	6,932
BAT International Finance PLC 1.668%, 03/25/2026	12	11,119

	Principal Amount (000)	U.S. $ Value

Bristol-Myers Squibb Co. 4.90%, 02/22/2027	$38	$37,952
4.90%, 02/22/2029	15	14,962
4.95%, 02/20/2026	8	7,988
5.10%, 02/22/2031	15	15,046
5.20%, 02/22/2034	7	7,053
5.50%, 02/22/2044	15	15,175
5.55%, 02/22/2054	15	15,180
5.65%, 02/22/2064	15	15,143
6.40%, 11/15/2063	41	45,731
Cardinal Health, Inc. 3.41%, 06/15/2027	82	77,710
5.125%, 02/15/2029	77	76,693
Cigna Group (The) 1.25%, 03/15/2026	35	32,335
3.40%, 03/01/2027	28	26,664
4.50%, 02/25/2026	19	18,746
5.00%, 05/15/2029	15	14,892
5.125%, 05/15/2031	15	14,830
5.25%, 02/15/2034	15	14,817
5.60%, 02/15/2054	15	14,769
Eli Lilly & Co. 2.50%, 09/15/2060	7	4,073
4.50%, 02/09/2027	16	15,933
4.50%, 02/09/2029	70	69,620
4.70%, 02/09/2034	16	15,799
4.95%, 02/27/2063	55	52,935
5.00%, 02/09/2054	16	15,770
5.10%, 02/09/2064	16	15,730
General Mills, Inc. 4.70%, 01/30/2027	5	4,950
HCA, Inc. 6.00%, 04/01/2054	15	14,888
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 7.25%, 11/15/2053(a)	16	16,772
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 01/15/2027	63	57,859
4.375%, 02/02/2052	90	64,507
Johnson & Johnson 2.45%, 09/01/2060	130	76,553
3.50%, 01/15/2048	98	77,139
Kenvue, Inc. 5.20%, 03/22/2063	55	53,188
Kraft Heinz Foods Co. 3.00%, 06/01/2026	61	58,203
Kroger Co. (The) 2.65%, 10/15/2026	35	32,886
Mars, Inc. 3.95%, 04/01/2049(a)	68	55,032
Merck & Co., Inc. 5.15%, 05/17/2063	57	55,729
Mylan, Inc. 5.20%, 04/15/2048	28	22,928
Pepsico Singapore Financing I Pte Ltd. 4.55%, 02/16/2029	15	14,865
4.65%, 02/16/2027	15	14,890
4.70%, 02/16/2034	15	14,751

	Principal Amount (000)	U.S. $ Value

Philip Morris International, Inc. 2.75%, 02/25/2026	$68	$64,950
4.75%, 02/12/2027	15	14,811
4.875%, 02/13/2029	15	14,740
5.125%, 02/13/2031	15	14,759
5.25%, 02/13/2034	15	14,656
Pilgrim’s Pride Corp. 3.50%, 03/01/2032	7	5,850
4.25%, 04/15/2031	65	58,074
6.25%, 07/01/2033	56	56,687
Providence St Joseph Health Obligated Group Series 21A 2.70%, 10/01/2051	94	56,305
Reynolds American, Inc. 5.85%, 08/15/2045	38	34,436
Tyson Foods, Inc. 3.55%, 06/02/2027	70	66,358
5.40%, 03/15/2029	17	17,014
Viatris, Inc. 1.65%, 06/22/2025	56	53,132
4.00%, 06/22/2050	82	55,873
Whirlpool Corp. 5.75%, 03/01/2034	16	15,913

		2,771,813

Energy – 1.8%
Boardwalk Pipelines LP 5.625%, 08/01/2034	15	14,865
Cameron LNG LLC 3.302%, 01/15/2035(a)	69	56,895
Columbia Pipelines Operating Co. LLC 6.544%, 11/15/2053(a)	52	55,301
ConocoPhillips Co. 3.80%, 03/15/2052	68	52,124
Exxon Mobil Corp. 4.327%, 03/19/2050	62	54,028
Flex Intermediate Holdco LLC 3.363%, 06/30/2031(a)	72	58,495
Kinder Morgan Energy Partners LP 6.95%, 01/15/2038	53	57,153
MPLX LP 1.75%, 03/01/2026	62	57,834
Northern Natural Gas Co. 5.625%, 02/01/2054(a)	7	7,032
Phillips 66 Co. 5.25%, 06/15/2031	16	15,961
Suncor Energy, Inc. 6.50%, 06/15/2038	54	56,529
6.80%, 05/15/2038	54	57,585
Transcontinental Gas Pipe Line Co. LLC 7.85%, 02/01/2026	54	56,089

		599,891

	Principal Amount (000)	U.S. $ Value

Other Industrial – 0.2%
Massachusetts Institute of Technology 5.60%, 07/01/2111	$52	$55,906

Services – 1.4%
Amazon.com, Inc. 2.50%, 06/03/2050	33	20,701
3.10%, 05/12/2051	39	27,410
3.25%, 05/12/2061	92	63,401
3.875%, 08/22/2037	63	56,316
4.10%, 04/13/2062	42	34,714
Booking Holdings, Inc. 3.60%, 06/01/2026	80	77,530
Gartner, Inc. 3.75%, 10/01/2030(a)	65	57,548
S&P Global, Inc. 2.45%, 03/01/2027	79	73,641
Visa, Inc. 4.15%, 12/14/2035	20	18,747
4.30%, 12/14/2045	35	31,196

		461,204

Technology – 6.6%
Alphabet, Inc. 1.90%, 08/15/2040	103	68,113
Amphenol Corp. 2.20%, 09/15/2031	90	73,835
Apple, Inc. 2.05%, 09/11/2026	80	74,792
2.40%, 08/20/2050	109	67,836
2.45%, 08/04/2026	60	56,795
3.20%, 05/11/2027	39	37,212
4.10%, 08/08/2062	65	54,451
Broadridge Financial Solutions, Inc. 2.60%, 05/01/2031	61	51,108
Cisco Systems, Inc. 4.80%, 02/26/2027	16	16,004
4.90%, 02/26/2026	16	16,007
Concentrix Corp. 6.65%, 08/02/2026	56	56,526
Dell International LLC/EMC Corp. 4.90%, 10/01/2026	66	65,397
Fiserv, Inc. 3.20%, 07/01/2026	60	57,302
5.15%, 03/15/2027	16	15,994
5.35%, 03/15/2031	10	10,006
Fortive Corp. 3.15%, 06/15/2026	81	77,315
Hewlett Packard Enterprise Co. 1.75%, 04/01/2026	81	75,284
Honeywell International, Inc. 4.875%, 09/01/2029	16	16,014
4.95%, 09/01/2031	16	15,972
5.00%, 03/01/2035	12	11,972
HP, Inc. 2.20%, 06/17/2025	60	57,597
Intel Corp. 5.00%, 02/21/2031	77	76,518
5.15%, 02/21/2034	77	76,244
5.60%, 02/21/2054	50	49,992

	Principal Amount (000)	U.S. $ Value

Intuit, Inc. 5.20%, 09/15/2033	$56	$56,559
5.50%, 09/15/2053	52	53,623
KLA Corp. 4.70%, 02/01/2034	14	13,634
5.25%, 07/15/2062	55	53,439
Microsoft Corp. 2.40%, 08/08/2026	15	14,199
2.921%, 03/17/2052	110	75,925
3.041%, 03/17/2062	93	63,240
3.40%, 09/15/2026(a)	23	22,247
4.50%, 02/06/2057	15	14,168
NetApp, Inc. 1.875%, 06/22/2025	60	57,209
Open Text Corp. 6.90%, 12/01/2027(a)	72	74,369
Oracle Corp. 1.65%, 03/25/2026	81	75,232
2.65%, 07/15/2026	80	75,351
3.85%, 04/01/2060	81	56,269
4.10%, 03/25/2061	77	56,359
4.375%, 05/15/2055	8	6,269
QUALCOMM, Inc. 4.50%, 05/20/2052	46	40,517
Salesforce, Inc. 1.95%, 07/15/2031	89	72,884
2.90%, 07/15/2051	76	50,551
Texas Instruments, Inc. 4.60%, 02/08/2029	63	62,660
4.85%, 02/08/2034	15	14,910
5.15%, 02/08/2054	15	14,863

		2,202,763

Transportation - Airlines – 0.4%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	51	50,130
United Airlines Pass Through Trust Series 20-1 5.875%, 10/15/2027	75	75,320

		125,450

Transportation - Services – 1.0%
Element Fleet Management Corp. 6.271%, 06/26/2026(a)	77	77,695
6.319%, 12/04/2028(a)	65	66,665
ERAC USA Finance LLC 5.20%, 10/30/2034(a)	15	14,877
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.20%, 11/15/2025(a)	84	78,008
5.35%, 01/12/2027(a)	58	57,760
Ryder System, Inc. 5.30%, 03/15/2027	16	16,021

	Principal Amount (000)	U.S. $ Value

5.375%, 03/15/2029	$16	$15,982

		327,008

		9,934,274

Financial Institutions – 13.0%
Banking – 7.9%
American Express Co. 5.098%, 02/16/2028	15	14,940
6.338%, 10/30/2026	73	74,110
Bank of America Corp. 1.197%, 10/24/2026	62	57,762
1.319%, 06/19/2026	82	77,636
1.734%, 07/22/2027	47	43,085
3.384%, 04/02/2026	71	69,333
3.559%, 04/23/2027	77	74,055
Bank of New York Mellon Corp. (The) 4.414%, 07/24/2026	58	57,204
Capital One Financial Corp. 2.359%, 07/29/2032	70	52,747
2.636%, 03/03/2026	60	58,201
5.70%, 02/01/2030	21	21,040
6.051%, 02/01/2035	30	30,268
Citigroup, Inc. 3.106%, 04/08/2026	59	57,436
3.29%, 03/17/2026	67	65,436
3.40%, 05/01/2026	58	55,806
3.52%, 10/27/2028	79	74,207
5.174%, 02/13/2030	51	50,481
5.827%, 02/13/2035	60	58,691
Citizens Financial Group, Inc. 5.841%, 01/23/2030	14	13,832
Comerica, Inc. 5.982%, 01/30/2030	15	14,731
Fifth Third Bancorp 5.631%, 01/29/2032	4	3,968
Goldman Sachs Group, Inc. (The) 3.615%, 03/15/2028	78	74,377
4.411%, 04/23/2039	74	65,537
JPMorgan Chase & Co. 1.045%, 11/19/2026	8	7,442
1.47%, 09/22/2027	56	50,885
2.005%, 03/13/2026	80	77,113
2.083%, 04/22/2026	70	67,360
3.782%, 02/01/2028	18	17,280
3.96%, 01/29/2027	35	34,156
4.08%, 04/26/2026	76	74,863
5.04%, 01/23/2028	66	65,648
KeyCorp 6.401%, 03/06/2035	80	80,255
Macquarie Group Ltd. 1.34%, 01/12/2027(a)	72	66,439
Morgan Stanley 4.21%, 04/20/2028	77	74,518
5.173%, 01/16/2030	13	12,919
5.466%, 01/18/2035	13	12,987
5.942%, 02/07/2039	15	14,775

	Principal Amount (000)	U.S. $ Value

PNC Financial Services Group, Inc. (The) 5.30%, 01/21/2028	$16	$15,980
5.676%, 01/22/2035	30	30,070
5.812%, 06/12/2026	77	77,099
Sumitomo Mitsui Financial Group, Inc. 3.784%, 03/09/2026	59	57,388
Truist Financial Corp. 4.26%, 07/28/2026	58	56,813
5.435%, 01/24/2030	14	13,861
5.711%, 01/24/2035	14	13,882
US Bancorp 5.678%, 01/23/2035	68	67,848
Visa, Inc. 2.05%, 04/15/2030	10	8,577
2.70%, 04/15/2040	88	65,119
3.65%, 09/15/2047	80	63,666
Wells Fargo & Co. 2.188%, 04/30/2026	81	77,721
3.00%, 04/22/2026	4	3,817
3.196%, 06/17/2027	70	66,628
3.526%, 03/24/2028	69	65,422
3.584%, 05/22/2028	5	4,736
3.908%, 04/25/2026	79	77,475
4.10%, 06/03/2026	27	26,286
4.54%, 08/15/2026	37	36,491
5.499%, 01/23/2035	8	7,950

		2,658,352

Brokerage – 0.6%
CI Financial Corp. 3.20%, 12/17/2030	85	67,675
4.10%, 06/15/2051	84	49,630
Raymond James Financial, Inc. 3.75%, 04/01/2051	104	77,030

		194,335

Finance – 1.0%
Aircastle Ltd. 5.95%, 02/15/2029(a)	4	3,954
Ares Capital Corp. 2.15%, 07/15/2026	38	34,521
3.875%, 01/15/2026	79	75,791
5.875%, 03/01/2029	66	64,541
Blackstone Private Credit Fund 6.25%, 01/25/2031(a)	68	67,237
Blue Owl Capital Corp. 5.95%, 03/15/2029	13	12,701
Blue Owl Credit Income Corp. 6.65%, 03/15/2031(a)	70	67,704
Golub Capital BDC, Inc. 6.00%, 07/15/2029	14	13,592

		340,041

Insurance – 2.3%
American International Group, Inc. Series A-9 5.75%, 04/01/2048	58	56,940

	Principal Amount (000)	U.S. $ Value

Aon North America, Inc. 5.125%, 03/01/2027	$17	$16,993
5.15%, 03/01/2029	17	17,002
5.75%, 03/01/2054	17	17,079
Arthur J Gallagher & Co. 5.45%, 07/15/2034	77	76,719
5.75%, 07/15/2054	15	14,871
Corebridge Global Funding 5.20%, 01/12/2029(a)	58	57,362
F&G Global Funding 1.75%, 06/30/2026(a)	64	57,902
Fairfax Financial Holdings Ltd. 5.625%, 08/16/2032	73	71,911
Manulife Financial Corp. 4.15%, 03/04/2026	75	73,509
Marsh & McLennan Cos., Inc. 5.15%, 03/15/2034	15	14,945
5.45%, 03/15/2054	15	14,906
Massachusetts Mutual Life Insurance Co. 3.729%, 10/15/2070(a)	98	66,197
New York Life Global Funding 4.70%, 01/29/2029(a)	14	13,820
New York Life Insurance Co. 4.45%, 05/15/2069(a)	67	53,739
Principal Life Global Funding II 5.10%, 01/25/2029(a)	68	67,444
Prudential Financial, Inc. 5.375%, 05/15/2045	76	74,839

		766,178

REITs – 1.2%
CBRE Services, Inc. 5.50%, 04/01/2029	77	77,025
Crown Castle, Inc. 1.05%, 07/15/2026	73	65,987
Extra Space Storage LP 5.40%, 02/01/2034	13	12,742
Scentre Group Trust 1/Scentre Group Trust 2 4.375%, 05/28/2030(a)	59	55,459
VICI Properties LP 5.625%, 05/15/2052	60	54,091
VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(a)	6	5,645
4.625%, 06/15/2025(a)	58	57,010
Weyerhaeuser Co. 4.75%, 05/15/2026	67	66,201

		394,160

		4,353,066

Utility – 2.3%
Electric – 2.1%
Berkshire Hathaway Energy Co. 3.80%, 07/15/2048	70	53,012
6.125%, 04/01/2036	53	55,888

	Principal Amount (000)		U.S. $ Value

Connecticut Light and Power Co. (The) 4.65%, 01/01/2029	$	13	$12,781
DTE Electric Co. 4.85%, 12/01/2026		15	14,972
DTE Energy Co. 5.10%, 03/01/2029		15	14,884
Duke Energy Indiana LLC 5.25%, 03/01/2034		16	15,961
Eversource Energy 5.50%, 01/01/2034		66	65,318
Exelon Corp. 5.45%, 03/15/2034		16	15,930
Georgia Power Co. 5.004%, 02/23/2027		15	14,970
MidAmerican Energy Co. 5.85%, 09/15/2054		53	55,919
NextEra Energy Capital Holdings, Inc. 4.90%, 03/15/2029		70	69,131
5.25%, 03/15/2034		14	13,741
Niagara Mohawk Power Corp. 5.29%, 01/17/2034(a)		6	5,847
5.664%, 01/17/2054(a)		46	44,610
Pacific Gas and Electric Co. 5.55%, 05/15/2029		5	5,010
Potomac Electric Power Co. 5.20%, 03/15/2034		16	15,907
Public Service Electric & Gas Co. 5.45%, 03/01/2054		17	17,051
Southern California Edison Co. 5.15%, 06/01/2029		16	16,011
5.35%, 03/01/2026		81	81,052
5.75%, 04/15/2054		40	39,756
Southern Co. (The) 5.50%, 03/15/2029		16	16,209
5.70%, 03/15/2034		16	16,313
Tampa Electric Co. 4.90%, 03/01/2029		15	14,913
Xcel Energy, Inc. 5.50%, 03/15/2034		16	15,729

			690,915

Natural Gas – 0.2%
Brooklyn Union Gas Co. (The) 4.273%, 03/15/2048(a)		76	57,505

Other Utility – 0.0%
American Water Capital Corp. 5.15%, 03/01/2034		15	14,875

			763,295

Total Corporates - Investment Grade (cost $15,130,851)			15,050,635

GOVERNMENTS - TREASURIES – 44.6%
United States – 44.6%
U.S. Treasury Bonds 1.375%, 11/15/2040		77	48,823

	Principal Amount (000)		U.S. $ Value

1.75%, 08/15/2041	$	386	$257,071
1.875%, 02/15/2041		1,712	1,178,872
2.75%, 11/15/2047		127	94,099
3.00%, 02/15/2048		123	95,459
3.00%, 02/15/2049		90	69,637
3.00%, 08/15/2052		80	61,750
3.125%, 05/15/2048		114	90,452
3.375%, 11/15/2048		432	358,290
3.625%, 02/15/2053		1,049	915,929
U.S. Treasury Notes 0.50%, 04/30/2027		479	424,065
0.625%, 05/15/2030		330	279,830
0.625%, 08/15/2030		281	223,571
1.125%, 02/29/2028		1,432	1,264,187
1.25%, 05/31/2028		1,622	1,430,148
1.25%, 06/30/2028		487	428,332
1.25%, 09/30/2028		225	196,664
1.50%, 02/15/2025		58	56,052
2.875%, 05/15/2028		1,152	1,087,740
2.875%, 04/30/2029		285	266,475
3.75%, 06/30/2030		676	655,826
3.875%, 11/30/2027		882	866,841
3.875%, 08/15/2033		633	613,713
4.25%, 05/31/2025		445	441,245
4.25%, 12/31/2025		212	210,311
4.50%, 11/15/2033		247	251,656
4.875%, 11/30/2025		894	895,956
5.00%, 09/30/2025		1,073	1,076,185
5.00%, 10/31/2025		1,050	1,053,773

Total Governments - Treasuries (cost $14,963,390)			14,892,952

MORTGAGE PASS-THROUGHS – 8.1%
Agency Fixed Rate 30-Year – 6.8%
Ginnie Mae Series 2024 3.00%, 03/20/2054, TBA		139	121,896
Government National Mortgage Association Series 2024 2.00%, 03/20/2054, TBA		165	134,278
2.50%, 03/20/2054, TBA		111	93,924
3.50%, 03/20/2054, TBA		150	135,665
4.00%, 03/20/2054, TBA		116	107,976
4.50%, 03/20/2054, TBA		25	23,881
5.00%, 03/20/2054, TBA		30	29,302
5.50%, 03/20/2054, TBA		54	53,654
Uniform Mortgage-Backed Security Series 2024 1.50%, 03/13/2054, TBA		108	80,718
2.00%, 03/13/2054, TBA		399	313,634
2.50%, 03/13/2054, TBA		333	273,580
3.00%, 03/13/2054, TBA		248	212,176
3.50%, 03/13/2054, TBA		173	153,896
4.00%, 03/13/2054, TBA		105	96,629
4.50%, 03/13/2054, TBA		50	47,316
5.00%, 01/01/2049, TBA		60	58,191
5.50%, 03/13/2054, TBA		153	151,362
6.00%, 03/13/2054, TBA		76	76,333
6.50%, 03/13/2054, TBA		101	102,768

			2,267,179

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate 15-Year – 1.3%
Uniform Mortgage-Backed Security Series 2024 1.50%, 03/18/2039, TBA	$	141	$121,538
2.00%, 03/18/2039, TBA		208	183,429
2.50%, 03/18/2039, TBA		159	144,149

			449,116

Total Mortgage Pass-Throughs (cost $2,764,527)			2,716,295

CORPORATES - NON-INVESTMENT GRADE – 2.3%
Industrial – 1.7%
Basic – 0.2%
Mineral Resources Ltd. 9.25%, 10/01/2028(a)		54	56,710

Communications - Media – 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 06/01/2033(a)		69	53,099

Consumer Non-Cyclical – 0.0%
Tempur Sealy International, Inc. 3.875%, 10/15/2031(a)		6	4,996

Energy – 1.0%
Crescent Energy Finance LLC 9.25%, 02/15/2028(a)		40	41,878
EQM Midstream Partners LP 6.375%, 04/01/2029(a)		6	6,019
New Fortress Energy, Inc. 6.50%, 09/30/2026(a)		68	65,550
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 7.375%, 02/15/2029(a)		66	65,824
Venture Global LNG, Inc. 9.50%, 02/01/2029(a)		69	73,575
9.875%, 02/01/2032(a)		70	73,688

			326,534

Technology – 0.2%
Xerox Holdings Corp. 5.50%, 08/15/2028(a)		75	67,818

Transportation - Services – 0.2%
Rand Parent LLC 8.50%, 02/15/2030(a)		73	70,884

			580,041

	Principal Amount (000)		U.S. $ Value

Financial Institutions – 0.6%
Finance – 0.3%
Synchrony Financial 7.25%, 02/02/2033	$	80	$77,987

REITs – 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 3.50%, 03/15/2031		31	20,770
4.625%, 08/01/2029		6	4,471
5.00%, 10/15/2027		98	80,061

			105,302

			183,289

Total Corporates - Non-Investment Grade (cost $754,857)			763,330

		Shares

SHORT-TERM INVESTMENTS – 8.0%
Investment Companies – 6.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(b) (c) (d) (cost $2,038,941)		2,038,941	2,038,941

		Principal Amount (000)

U.S. Treasury Bills – 1.9%
United States – 1.9%
U.S. Treasury Bill Zero Coupon, 06/13/2024 (cost $643,763)	$	654	643,664

Total Short-Term Investments (cost $2,682,704)			2,682,605

Total Investments – 108.1% (cost $36,296,329)(e)			36,105,817
Other assets less liabilities – (8.1)%			(2,699,056)

Net Assets – 100.0%			$33,406,761

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. Long Bond (CBT) Futures	17	June 2024	$2,027,250	$11,156
U.S. T-Note 5 Yr (CBT) Futures	12	June 2024	1,282,875	2,875
U.S. T-Note 10 Yr (CBT) Futures	4	June 2024	441,750	0
Sold Contracts
U.S. T-Note 2 Yr (CBT) Futures	14	June 2024	2,866,500	(1,640)
U.S. Ultra Bond (CBT) Futures	13	June 2024	1,662,375	(13,414)

				$(1,023)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $2,513,991 or 7.5% of net assets.

(b)	Affiliated investments.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	The rate shown represents the 7-day yield as of period end.
(e)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $80,271 and gross unrealized depreciation of investments was $(271,806), resulting in net unrealized depreciation of $(191,535).

Glossary:

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

TBA – To Be Announced

AB Active ETFs, Inc.

AB Core Plus Bond ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$15,050,635	$—	$15,050,635
Governments - Treasuries	—	14,892,952	—	14,892,952
Mortgage Pass-Throughs	—	2,716,295	—	2,716,295
Corporates - Non-Investment Grade	—	763,330	—	763,330
Short-Term Investments:
Investment Companies	2,038,941	—	—	2,038,941
U.S. Treasury Bills	—	643,664	—	643,664

Total Investments in Securities	2,038,941	34,066,876	—	36,105,817
Other Financial Instruments(a):
Assets:
Futures	14,031	—	—	14,031
Liabilities:
Futures	(15,054)	—	—	(15,054)

Total	$2,037,918	$34,066,876	$—	$36,104,794

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$0	$5,780	$3,741	$2,039	$17